Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
EQUITY

6. EQUITY

On September 29, 2017, the Company filed a Certificate of Designation of Series C Preferred Stock with the Secretary of State of Nevada. The Company authorized 7,000 shares of preferred stock as Series C Preferred Stock. The Company has issued 7,000 shares of Series C Preferred Stock. Each holder of outstanding shares of Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series C Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The Series C Preferred Stock is convertible into common stock at a conversion ratio determined by dividing the Series C Original Issue Price of $100 per share by the conversion price of $2.00 (such that each share of Series C Preferred Stock is convertible into 50 shares of common stock). The Series C Preferred Stock will vote on an as-converted basis with the common stock, and in the event any dividends are paid on the common stock, the Series C Preferred Stock will be entitled to dividends on an as-converted basis. If a Distribution Event (as defined in the Series C Certificate of Designation) occurs, the Company will pay to the holders of Series C Preferred Stock $30,000 for every $120,000 received from such Distribution Event, and the number of outstanding shares of Series C Preferred Stock will be reduced by an amount determined by dividing the amount of such payment by the Series C Original Issue Price. A Distribution Event is defined as the receipt by the Company of $120,000 in proceeds from a financing not involving any holder of Series C Preferred Stock, or any fiscal period in which the Company generated gross profits of $120,000 or more. In the event the Corporation shall at any time after the Series C Original Issue Date issue Additional Shares of Common Stock, without consideration or for a consideration per share less than the Series C Conversion Price in effect immediately prior to such issue, then the Series C Conversion Price shall be reduced, concurrently with such issue.

On September 29, 2017, the Company issued 7,000 shares of Series C Preferred Shares in connection with an Asset Purchase Agreement. The value of the shares issued amount to $820,451. The valuation of the Preferred Shares was determined by an independent financial analyst.

On October 25, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada, pursuant to which a one-for-200 reverse split of its common stock was effected and the Company changed its name to Tech Town Holdings Inc, effective November 2, 2017. All share and per share amounts herein retroactively reflect the split.

On May 18, 2018, the Company appointed Mark Goode as the new President and Chief Executive Officer of the Company, effective May 18. 2018. He was also appointed a member and Chairman of the Board of Directors of the Company (the “Board”). The Company has entered into an employment agreement on May 18, 2018 (the “Employment Agreement”) with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the Employment Agreement, Mr. Goode’s annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the Employment Agreement related to the Company’s performance and is subject to increases as set from time to time by the Board. Upon the execution of the Employment Agreement, Mr. Goode shall receive 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).

On April 3, 2018, the Company entered into an exchange agreement with The Vantage Group Ltd. (“Vantage”). Pursuant to the exchange agreement, Vantage exchanged outstanding promissory notes of the Company in the aggregate principal amount of $518,225 (including accrued interest) held by Vantage for a new convertible promissory note of the Company in the principal amount of $518,225. The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.027.  The Company recorded a debt discount of $518,225 for the fair value of the beneficial conversion feature.

On April 3, 2018, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged outstanding promissory notes of the Company in the aggregate principal amount of $68,969 (including accrued interest) held by Mr. Hauser for a new convertible promissory note of the Company in the principal amount of $68,969. The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.0005. Lyle Hauser (directly and through Vantage, which he owns) is the Company’s largest stockholder. The Company recorded a debt discount of $68,696 for the fair value of the beneficial conversion feature.

On April 3, 2018, the Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage’s convertible note and (ii) 7,000 shares of Series C Preferred Stock. In connection with the conversion, Vantage waived any dividends owed to Vantage as the holder of the Series C Preferred Stock.

On April 6, 2018, the Company issued an aggregate of 9,000,000 shares of common stock upon the conversion of a convertible note in the principal amount (including accrued interest) of $243,000.

On June 29, 2018 the significant shareholder forgave the amounts owed. The Company recorded a capital contribution of $19,999. See Note 4. The Company recorded a capital contribution of $35,294 during the nine months ended September 30, 2018 for the extinguishment of the derivative. See Note 5.

On June 29, 2018, two related parties forgave a total of $239,000 of accrued compensation. The amounts have been recorded as a capital contribution.

During the nine months ended September 30, 2018, the Company entered into subscription agreements with investors pursuant to which the Company sold an aggregate of 3,896,969 shares of the Company’s common stock, for an aggregate purchase price equal to $1,866,666. The closing of this subscription agreement has occurred. Of the 3,896,969 common share issued, JMG Horseshoe, LLC, purchased 333,333 shares of common stock for a purchase price of $333,333. The managing member of JMG Horseshoe, LLC is J. Mark Goode, who is the Company’s chief executive officer

6. EQUITY

On September 29, 2017, the Company filed a Certificate of Designation of Series C Preferred Stock with the Secretary of State of Nevada (the “Series C Certificate of Designation”). The Company authorized 7,000 shares of preferred stock as Series C Preferred Stock. The Company issued 7,000 shares of Series C Preferred Stock. The Series C Preferred Stock is convertible into common stock at a conversion ratio determined by dividing the Series C Original Issue Price of $100 per share by the conversion price of $2.00 (such that each share of Series C Preferred Stock is convertible into 50 shares of common stock). The Series C Preferred Stock will vote on an as-converted basis with the common stock, and in the event any dividends are paid on the common stock, the Series C Preferred Stock will be entitled to dividends on an as-converted basis. If a Distribution Event (as defined in the Series C Certificate of Designation) occurs, the Company will pay to the holders of Series C Preferred Stock $30,000 for every $120,000 received from such Distribution Event, and the number of outstanding shares of Series C Preferred Stock will be reduced by an amount determined by dividing the amount of such payment by the Series C Original Issue Price. A Distribution Event is defined as the receipt by the Company of $120,000 in proceeds from a financing not involving any holder of Series C Preferred Stock, or any fiscal period in which the Company generated gross profits of $120,000 or more.

On September 29, 2017, the Company issued 7,000 shares of Series C Preferred Stock in connection with the Asset Purchase Agreement for the Dino Might asset. The value of the shares issued amount to $820,451. The valuation of the shares of Series C Preferred Stock was determined by an independent financial analyst.

On October 25, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada, pursuant to which a one-for-200 reverse split of its common stock was effected and the Company changed its name to Tech Town Holdings Inc, effective November 2, 2017. All share and per share amounts herein retroactively reflect the split.